Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]:
Principles of consolidation
(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation,” (formerly Accounting Research Bulletin (“ARB”) No. 51) a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2013 and 2014 no such interest existed.

Use of estimates
(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive income (loss)
(c) Comprehensive Income / (Loss): In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

Foreign currency translation
(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company's vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company's books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and cash equivalents
(e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash
(f) Restricted Cash: Restricted cash is additional minimum cash deposits required to be maintained with certain banks under the Company's borrowing arrangements. Restricted cash includes bank deposits and deposits in so-called “retention accounts” that are required under the Company's borrowing arrangements which are used to fund the loan installments coming due. The funds can only be used for the purposes of loan repayment.

Accounts receivable, net
(g) Accounts Receivable, net: The amount shown as receivables, at each balance sheet date, mainly includes receivables from charterers for hire, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision established for doubtful accounts as of December 31, 2013 and 2014, is $1,495 and nil, respectively.

Inventories
(h) Inventories: Inventories consist of bunkers, lubricants and spare parts which are stated at the lower of cost or market on a consistent basis. Cost incurred to bring inventories to their present location and condition is determined by the first in, first out method.

Insurance claim receivables
(i) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation.

Vessels, net
(j) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

The cost of each of the Company's vessels is depreciated from the date of acquisition on a straight-line basis over the vessel's remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels' lightweight tonnage and estimated scrap rate (approximately $0.250 per light weight ton). Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Accrued charter revenue/ unearned revenue
(k) Accrued Charter Revenue/Unearned Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired from entities that are not under common control. This policy does not apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment of long lived assets
(l) Impairment of Long-Lived Assets: The Company uses ASC 360 “Property plant and equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

As of December 31, 2013 and 2014, the Company concluded that, as conditions in the worldwide shipping industry remain depressed, indicators existed which triggered the existence of potential impairment of its long-lived assets. As a result, the Company performed an impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its respective carrying value. The Company's strategy is mainly to charter its vessels under long-term, fixed or variable rate time charters, providing the Company with contracted future cash flows.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to time charter rates, vessels' operating expenses, vessels' capital expenditures, vessels' residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations and taking into consideration growth rates.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. To the extent impairment indicators are present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter rate for the unfixed days (based on the most recent ten year historical average rates, inflated annually by a 3.42% growth rate being the historical and forecasted average world GDP nominal growth rate) over the remaining estimated life of the vessel assumed to be 30 years from the delivery of the vessel from the shipyard, expected outflows for vessels' operating expenses assuming an annual inflation rate of 2.97% (in line with the average world Consumer Price Index forecasted), planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, after December 31, 2012, as provided under the Company's management agreements, by an inflation rate of 4.0% and fleet utilization of 99.2% (excluding the scheduled off-hire days for planned dry-dockings and special surveys which are determined separately ranging from 16 to 30 days depending on the size and age of each vessel) based on historical experience. The salvage value used in the impairment test is estimated at approximately $0.250 per light weight ton in accordance with the vessels' depreciation policy.

The Company's assessment concluded that no impairment of vessels existed as of December 31, 2013 and 2014, as the undiscounted projected net operating cash flows per vessel exceeded the carrying value of each vessel. No impairment loss was recorded in 2012, 2013 or 2014.

Reporting assets held for sale
(m) Assets held-for-sale: Assets are classified as held for sale when all of the following criteria are met: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups), an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within 1 year. The term probable refers to a future sale that is likely to occur, the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2013 and 2014, no vessels were classified as held-for-sale.

Accounting for special survey and drydocking costs
(n) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel's sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not recoverable as of the date of such classification are immediately written-off to the consolidated statement of income.

Financing costs
(o) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

Concentration of credit risk
(p) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, accounts receivable (included in current and non-current assets), investments in affiliates, equity securities, debt securities and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable, investments in affiliates and equity and debt securities by performing ongoing credit evaluations of its customers', affiliates' and investees' financial condition and generally does not require collateral for its accounts receivable.

Voyage revenues
(q) Voyage Revenues: Voyage revenues are generated from time charter agreements and are usually paid 15 days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues over the term of the charter are recorded as service is provided, when they become fixed and determinable.

Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis as the average revenue over the rental periods of such agreements, as service is performed. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and the sea passage for the next fixed cargo and is deemed to end upon the completion of discharge of the current cargo, provided an agreed non-cancelable charter agreement between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis. Unearned revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated, as well as revenue recognized based on the average hire rate as derived from the entire duration of the charter party, rather than being recognized on the per year hire rates provided in the charter party when the daily hire rate decreases over time.
Revenues for 2012, 2013 and 2014, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2012	2013	2014
A	24%	24%	29%
B	33%	31%	26%
C	17%	16%	14%
D	10%	9%	7%
E	7%	13%	18%
Total	91%	93%	94%

Voyage expenses
(r) Voyage Expenses: Voyage expenses primarily consist of port, canal and bunker expenses that are unique to a particular charter and are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements and commissions and fees, which are always paid for by the Company, regardless of the charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned.

Repairs and maintenance
(s) Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection expenses, are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

Derivative financial instruments
(t) Derivative Financial Instruments: The Company enters into interest rate swap contracts to manage its exposure to fluctuations of interest rate risks associated with specific borrowings. Interest rate differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flow to be paid (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the consolidated statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes have occurred. Realized gains or losses on early termination of the derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may re-designate an undesignated hedge after its inception as a hedge but then will consider its non zero value at re-designation in its assessment of effectiveness of the cash flow hedge.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company also formally assesses, both at the hedge's inception and, on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within 80% to 125% of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC 815 “Derivatives and Hedging”.

The Company also enters forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not designated these forward exchange rate contracts for hedge accounting.

Earnings per share
(u) Earnings per Share: Basic earnings per share are computed by dividing net income attributable to common equity holders by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during the three-year period ended December 31, 2014. Earnings per share attributable to common equity holders are adjusted by the contractual amount of dividends related to the preferred stock holders that accrue for the period.

Fair value measurements
(v) Fair Value Measurements: The Company adopted, as of January 1, 2008, ASC 820 “Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. The standard applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles (Notes 19 and 20).

ASC 825 “Financial Instruments”, permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008, at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company has evaluated the guidance contained in ASC 825, and has elected not to report any existing financial assets or liabilities at fair value that are not already so reported; therefore, the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this standard.

Segment reporting

(w) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e., spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Investments in Affiliate
(x) Investments in Affiliate: Investments in the common stock of entities, in which the Company has significant influence over operating and financial policies, are accounted for using the equity method. Under this method, the investment in the affiliate is initially recorded at cost and is adjusted to recognize the Company's share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income / (loss). Dividends received from an affiliate reduce the carrying amount of the investment. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses unless the Company has incurred obligations or made payments on behalf of the affiliate.

Lease Policy
(y) Capital leases: Financial Accounting Standards Board (“FASB”) ASC 840 classifies leases as capital or operating. Capital leases are accounted for as the acquisition of an asset and the incurrence of an obligation by the lessee and as a sale or financing by the lessor. All other leases are accounted for as operating leases. The determination of whether an arrangement is (or contains) a capital lease is based on the substance of the arrangement at the inception date and is assessed in accordance with the criteria set in ASC 840-10-25-1.

Capital leases are capitalized at the commencement of the lease at the lower between the fair value of the leased asset and the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability. Finance charges are recognized in finance costs in the consolidated statement of income. The lease payments are allocated between liability and finance costs to achieve a constant rate on the capital balance outstanding.  If the lease agreement transfers the ownership of the leased asset to the lessee, then the asset is depreciated over its useful economic life (estimated at 30 years), otherwise it is depreciated over the lease term.

For sale and lease back transactions, when the fair value of the asset sold is more than its carrying amount, any indicated loss on the sale is in substance a prepayment of rent and thus, in accordance with ASC 840-40-35-4, the Company defers this prepaid rental and amortizes it over the lease term. In case the fair value of the asset sold is less than its carrying amount, any indicated loss on the sale is recognized in the consolidated statement of income as incurred.

Operating lease payments are recognized as an operating expense in the consolidated statement of income on a straight-line basis over the lease term.

Marketable Securities Policy
(z) Investments in Equity and Debt Securities: The Company classifies debt securities and equity securities pursuant to the provisions of ASC 320-10-25-1 “Investments - Debt and Equity Securities”, into one of the following three categories:

a. Trading securities: If the Company acquires a security with the intent of selling it in the near term, the security is classified as trading,
b. Available-for-sale securities: Investments in debt securities and equity securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities and,
c. Held-to-maturity securities: Investments in debt securities are classified as held-to-maturity only if the Company has the positive intent and ability to hold these securities to maturity.

In order to determine the applicable category, the Company considers the following: (i) if the Company intends to sell the security, (ii) whether it is more likely than not that the Company will be required to sell the security before the recovery of its (entire) cost, and (iii) whether the security has a readily determinable fair value or not.

Debt and equity securities which are decided on inception to be accounted for as trading securities or available-for-sale securities are initially recognized at cost and subsequently are measured at fair value. Declines in the fair value of trading securities are recognized in earnings, while declines in the fair value of available-for-sale securities are recorded in Other Comprehensive Income and affect earnings when the securities are disposed. Held-to-maturity debt securities are initially recognized at cost and subsequently are measured at amortized cost, less impairment. The amortized cost is adjusted for amortization of premiums and accretion of discounts to maturity.  Management evaluates debt securities held-to-maturity for other than temporary impairment at each reporting date. In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited, to the following: (i) the extent of the duration of the decline; (ii) the reasons for the decline in value and (iii) the financial condition of and near-term prospects of the issuer. An investment in debt or equity securities is considered impaired if the fair value of the investment is less than its carrying value, in which case, the Company recognizes in earnings an impairment loss equal to the difference between their carrying value and their fair value.

Equity securities with no readily determinable fair value, which relate to an entity in which the Company does not have the ability to exercise significant influence, are accounted for pursuant to the provisions of ASC 325-20 “Investments - Other - Cost Method Investments”. The Company initially recognizes such equity securities at cost. Subsequently, any dividends distributed by the investee to the Company are recognized as income when received, but only to the extent they represent net accumulated earnings of the investee since the Company's initial recognition of the investment. Net accumulated earnings are recognized as income by the Company only if they are distributed to the investor as dividends. Any dividends received in excess of net accumulated earnings are recognized as a reduction in the carrying amount of the investment. Management evaluates the equity securities for other-than-temporary-impairment at each reporting date. An investment in cost method equity securities is considered impaired if the fair value of the investment is less than its carrying value, in which case the Company recognizes in earnings an impairment loss equal to the difference between their carrying value and their fair value. Consideration is given to significant deterioration in the earnings performance, or business prospects of the investee, significant adverse change in the regulatory, economic, or technological environment of the investee, significant adverse change in the general market condition in which the investee operates, as well as factors that raise significant concerns about the investee's ability to continue as a going concern.

New accounting pronouncements

New accounting pronouncements

Revenue from Contracts with Customers: The FASB and the International Accounting Standards Board (“IASB”) (collectively, the Boards) jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and International Financial Reporting Standards and  is effective for annual periods beginning on or after January 1, 2017. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard's requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity's ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of assessing the impact of the new standard on the Company's financial position and performance.

Going Concern: In August 2014, the FASB issued Accounting Standards Update ("ASU") No. 2014-15-Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date the financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.